(GRIZZLY SHORT FUND LOGO)

                               Semi-Annual Report
                                 March 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

ASSETS:
     Investments, at value
       (cost $185,313)                                             $  185,313
     Receivable from broker for proceeds
       on securities sold short                                     4,258,497
     Deposit for short sales                                        3,609,741
     Receivable for investments sold                                   79,932
     Interest receivable                                                  475
     Receivable from Adviser                                            1,151
     Fund shares issued                                                75,000
     Other assets                                                      18,752
                                                                   ----------
     Total Assets                                                   8,228,861
                                                                   ----------

LIABILITIES:
     Securities sold short, at market value
       (proceeds $4,338,429)                                        3,816,803
     Payable for investments purchased                                 25,542
     Dividends payable                                                  1,580
     Accrued expenses and other liabilities                            18,124
                                                                   ----------
     Total Liabilities                                              3,862,049
                                                                   ----------
NET ASSETS                                                         $4,366,812
                                                                   ----------
                                                                   ----------

NET ASSETS CONSIST OF:
     Capital stock                                                 $3,529,171
     Accumulated undistributed
       net investment income                                            2,488
     Accumulated undistributed net
       realized gain on short positions                               313,527
     Net unrealized appreciation
       on short positions                                             521,626
                                                                   ----------
Total Net Assets                                                   $4,366,812
                                                                   ----------
                                                                   ----------
     Shares outstanding (250,000,000
       shares of $.0001 par value authorized)                         354,047
     Net Asset Value, Redemption Price
       and Offering Price Per Share                                    $12.33
                                                                       ------
                                                                       ------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 2000 THROUGH
  MARCH 31, 2001 (UNAUDITED)

INVESTMENT INCOME:
     Interest income                                               $  140,932
                                                                   ----------
     Total investment income                                          140,932
                                                                   ----------

EXPENSES:
     Fund accounting fees and expenses                                 22,217
     Investment advisory fee                                           16,060
     Administration fee                                                14,390
     Federal and state registration                                    12,145
     Transfer agent fees and expenses                                   4,829
     Reports to shareholders                                            1,772
     Shareholder servicing fees                                         1,285
     Professional fees                                                    256
     Custody fees                                                         175
     Other                                                                125
     Directors'  fees and expenses                                         70
                                                                   ----------
     Total expenses before reimbursement
       and dividends on short positions                                73,324
     Less: Reimbursement from Adviser                                 (41,204)
                                                                   ----------
     Net expenses before dividends
       on short positions                                              32,120
     Dividends on short positions                                       4,985
                                                                   ----------
     Total expenses                                                    37,105
                                                                   ----------
NET INVESTMENT INCOME                                                 103,827
                                                                   ----------

REALIZED AND UNREALIZED
  GAINS ON SHORT POSITIONS:
     Net realized gain on short positions                             661,391
     Change in unrealized
       appreciation on short positions                                351,767
                                                                   ----------
     Net realized and unrealized
       gains on short positions                                     1,013,158
                                                                   ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $1,116,985
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   OCTOBER 1, 2000        JUNE 19, 2000(1)<F1>
                                                                       THROUGH                  THROUGH
                                                                    MARCH 31, 2001         SEPTEMBER 30, 2000
                                                                   ---------------        -------------------
                                                                     (UNAUDITED)
OPERATIONS:
     Net investment income                                            $  103,827               $   28,522
     Net realized gains on short positions                               661,391                   48,329
     Change in unrealized appreciation on short positions                351,767                  169,859
                                                                      ----------               ----------
     Net increase in net assets from operations                        1,116,985                  246,710
                                                                      ----------               ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (103,127)                 (26,734)
     From net realized gains                                            (396,193)                      --
                                                                      ----------               ----------
     Total distributions                                                (499,320)                 (26,734)
                                                                      ----------               ----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                         5,910,787                2,074,329
     Proceeds from shares issued to holders in
       reinvestment of dividends                                         418,056                   25,458
     Cost of shares redeemed                                          (4,923,674)                 (75,785)
                                                                      ----------               ----------
     Net increase in net assets from capital
       share transactions                                              1,405,169                2,024,002
                                                                      ----------               ----------
TOTAL INCREASE IN NET ASSETS:                                          2,022,834                2,243,978

NET ASSETS
     Beginning of period                                               2,343,978                  100,000
                                                                      ----------               ----------
     End of period (including undistributed net
       investment income of $2,488 and $1,788, respectively)          $4,366,812               $2,343,978
                                                                      ----------               ----------
                                                                      ----------               ----------

(1)<F1>  Commencement of operations.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                   OCTOBER 1, 2000        JUNE 19, 2000(1)<F2>
                                                                       THROUGH                  THROUGH
                                                                    MARCH 31, 2001         SEPTEMBER 30, 2000
                                                                   ---------------        -------------------
                                                                     (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                                    $11.40                   $10.00
                                                                        ------                   ------

Income from investment operations:
     Net investment income(2)<F3>                                         0.40                     0.14
     Net realized and unrealized gains on short positions                 2.77                     1.00
                                                                        ------                   ------
     Total from investment operations                                     3.17                     1.14
                                                                        ------                   ------
Less distributions:
     From net investment income                                          (0.40)                   (0.13)
     In excess of net investment income                                     --                       --
     From net realized gains                                             (1.84)                      --
                                                                        ------                   ------
     Total distributions                                                 (2.24)                   (0.13)
                                                                        ------                   ------
Net asset value, end of period                                          $12.33                   $11.01
                                                                        ------                   ------
                                                                        ------                   ------

Total return(3)<F4>                                                     38.29%                   11.40%

Supplemental data and ratios:
     Net assets, end of period                                      $4,366,812               $2,343,978
Ratio of expenses to average net assets:
     Before expense reimbursement(4)<F5>(5)<F6>                          6.10%                   16.28%
     After expense reimbursement(4)<F5>(5)<F6>                           2.89%                    2.75%
Ratio of net investment income to average net assets:
     Before expense reimbursement(4)<F5>(6)<F7>                          4.87%                  (5.00)%
     After expense reimbursement(4)<F5>(6)<F7>                           8.08%                    8.53%
Portfolio turnover rate(7)<F8>                                              0%                       0%

(1)<F2>    Commencement of operations.
(2)<F3> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F4>    Not annualized.
(4)<F5>    Annualized.
(5)<F6> The operating expense ratios include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 5.71% and 2.50%, respectively, for the period ended March 31, 2001, and 16.03% and 2.50%, respectively, for the period ended September 30, 2000.
(6)<F7> The net investment income ratios include dividends on short positions.
(7)<F8> The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

PRINCIPAL                                                             MARKET
  AMOUNT                                                              VALUE
---------                                                             -----
             SHORT-TERM
               INVESTMENTS    4.2%+<F10>
$ 30,515     American Family Financial
               Services, Inc., 4.630%, #<F9>                         $ 30,515
  54,716     Firstar Bank, 4.805%, #<F9>                               54,716
 100,082     Sara Lee Corporation,
               4.655%, #<F9>                                          100,082
                                                                     --------
             Total Short-Term
               Investments
               (Cost $185,313)                                        185,313
                                                                     --------
             TOTAL INVESTMENTS    4.2%+<F10>
               (COST $185,313)                                       $185,313
                                                                     --------
                                                                     --------

 #<F9>   Variable rate security.  The rates listed are as of 3/31/01.
+<F10>   Calculated as a percentage of net assets.

                     See notes to the financial statements.

SECURITIES SOLD SHORT
MARCH 31, 2001 (UNAUDITED)

  NUMBER                                                             MARKET
OF SHARES                                                             VALUE
---------                                                            ------
            COMMON STOCKS
     600    Affymetrix, Inc.                                       $   16,687
   1,300    Alkermes, Inc.                                             28,519
   3,200    Allegiance Telecom, Inc.                                   47,200
   1,100    Alpha Industries, Inc.                                     17,325
   1,700    Amdocs Limited                                             81,430
   1,100    American Tower Corporation                                 20,350
   1,200    BMC Software, Inc.                                         25,800
   1,100    Broadwing Inc.                                             21,065
   1,100    Cablevision Systems
              Corporation                                              77,396
     550    Cablevision Systems
              Corporation - Rainbow
              Media Group                                              14,300
   2,600    CDW Computer Centers, Inc.                                 80,600
   4,000    Coca-Cola Enterprises Inc.                                 71,120
   2,100    Comdisco, Inc.                                             16,800
   2,100    Conexant Systems, Inc.                                     18,769
   2,500    Credence Systems Corporation                               51,250
     900    Crown Castle
              International Corp.                                      13,331
     900    CuraGen Corporation                                        21,094
   3,600    Dell Computer Corporation                                  92,475
   1,600    Diamonds Trust, Series I                                  158,624
   8,300    DoubleClick Inc.                                           95,969
   2,300    E*TRADE Group, Inc.                                        16,054
   1,000    eBay Inc.                                                  36,187
   2,100    Entercom Communications
              Corp.                                                    82,530
   1,700    Flextronics International Ltd.                             25,500
   4,200    Fox Entertainment Group, Inc.                              82,320
   3,000    Gilead Sciences, Inc.                                      97,500
   1,500    Global Crossing Ltd.                                       20,235
     900    GlobeSpan, Inc.                                            19,688
   2,900    Great Lakes Chemical
              Corporation                                              89,146
   2,300    Harley-Davidson, Inc.                                      87,285
   1,500    Illinois Tool Works Inc.                                   85,260
   1,000    Intuit Inc.                                                27,750
     800    Jabil Circuit, Inc.                                        17,296
   1,500    Kinder Morgan, Inc.                                        79,800
   1,500    Knight Trading Group, Inc.                                 21,937
   1,900    Linear Technology Corporation                              78,019
   1,700    Magna International Inc.                                   78,642
   2,500    Maytag Corporation                                         80,625
   1,500    The McGraw-Hill
              Companies, Inc.                                          89,475
   2,800    McLeodUSA Incorporated                                     24,325
     600    MedImmune, Inc.                                            21,525
     700    Millennium Pharmaceuticals,
              Inc.                                                     21,322
   2,600    MiniMed Inc.                                               75,562
   2,400    Molex Incorporated                                         84,675
   2,200    The New York Times Company                                 90,134
   2,100    Novellus Systems, Inc.                                     85,181
   3,200    NTL Incorporated                                           80,480
   2,200    Nucor Corporation                                          88,154
   1,000    Omnicom Group Inc.                                         82,880
   1,300    ONI Systems Corp.                                          25,350
   2,900    Pegasus Communications
              Corporation                                              66,700
   3,700    Peregrine Systems, Inc.                                    72,150
  10,700    Portal Software, Inc.                                      90,281
     700    QIAGEN N.V.                                                14,394
   1,050    RSA Security Inc.                                          25,922
   3,200    SAP AG - ADR                                               92,768
   1,100    SCI Systems, Inc.                                          20,020
   2,300    Sealed Air Corporation                                     76,659
   1,500    Sonus Networks, Inc.                                       29,930
     700    SPDR Trust Series I                                        81,683
     400    TMP Worldwide Inc.                                         15,025
   2,000    Transocian Sedco Forex Inc.                                86,700
   2,200    Tribune Company                                            89,628
   2,200    Univision Communications Inc.                              83,952
   4,000    USA Networks, Inc.                                         95,750
   2,200    Western Wireless Corporation                               89,375
     900    Wind River Systems, Inc.                                   20,925
                                                                   ----------
            TOTAL SECURITIES
              SOLD SHORT
              (PROCEEDS $4,338,429)                                $3,816,803
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT
     ACCOUNTING POLICIES

     Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Grizzly Short Fund (the "Fund") is one of three series of the Company. The investment objective of the Fund is capital appreciation. However, as its principal investment strategy is to sell stocks short, it may be difficult for the Fund to achieve its goal in rising stock markets. The Fund commenced operations on June 19, 2000.

     During the period prior to commencement of Fund operations, the Investment Adviser reimbursed the Fund for organizational expenses of $18,519.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities, which are listed on an exchange but which are not traded on the valuation date, are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

     b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

          The Fund's receivable from broker for proceeds on securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

     f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
          Discounts and premiums on bonds are amortized over the life of the respective bond.

2.   CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund were as follows:

                                       OCT. 1, 2000       JUNE 19, 2000
                                            TO                  TO
                                      MARCH 31, 2001      SEPT. 30, 2000
                                      --------------      --------------
     Shares sold                         552,247             207,985
     Shares issued to holders in
       reinvestment of dividends          42,148               2,346
     Shares redeemed                    (453,180)             (7,499)
                                         -------             -------
     Net increase                        141,215             202,832
                                         -------             -------
                                         -------             -------

3.   INVESTMENT TRANSACTIONS

     The Fund did not make any purchases or sales of investments, other than short-term investments and short positions, for the period ended March 31, 2001.

     At March 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes was $0.

     At March 31, 2001, the cost of investments, excluding short positions, for federal income tax purposes was $185,313.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Fund has entered into an Investment Advisory Agreement with Leuthold Weeden Capital Management, LLC. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 2.50% of the net assets of the Fund, computed on a daily basis.

     Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

     For the period ended March 31, 2001, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $22,098 of brokerage commissions.

                           (GRIZZLY SHORT FUND LOGO)

INVESTMENT ADVISER:
  Leuthold Weeden Capital
      Management, LLC, Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT:
  Firstar Mutual Fund Services, LLC,
    Wisconsin

CUSTODIAN:
  Firstar Bank, N.A., Ohio

COUNSEL:
  Foley & Lardner, Wisconsin

INDEPENDENT PUBLIC ACCOUNTANTS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.